Note 6 - Employee Benefit Plans (Details) - Fair Value of Plan Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Plan Assets [Abstract]
Pooled separate accounts	$ 19,168,950	$ 17,778,307
Company common stock - 31,000 shares	$ 664,950	$ 649,450